Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 47,460	¥ 35,968
Accumulated impairments and downward adjustments	(13,474)	(13,428)
Accumulated upward adjustments	350	112
Impairments and downward adjustments	(1,479)	(11,971)
Upward adjustments	¥ 232	¥ 94